Common shares - Reconciliation of Shares Outstanding (Details) - USD ($)		12 Months Ended
	May 17, 2019	Dec. 31, 2020	Dec. 31, 2019
Total amount (in dollars)
Balance, beginning of period		$ 22,946,133	$ 14,640,765
Share issuances (in dollars)		9,943,886	20,959,867
Acquisition purchase price consideration (in dollars)			2,611,044
Option exercise (in dollars)			54,166
Balance, end of period		$ 2,883,742	$ 22,946,133
Common Shares
Number of Shares
Balance, beginning of period (shares)		58,418,443	47,524,375
Acquisition purchase price consideration			1,431,736
Option exercise			53,332
Balance, end of period (shares)		67,512,383	58,418,443
Total amount (in dollars)
Balance, beginning of period		$ 50,185,756	$ 26,882,622
Acquisition purchase price consideration (in dollars)			2,611,044
Option exercise (in dollars)			87,883
Balance, end of period		$ 60,129,642	$ 50,185,756
Common Shares | Private placement
Number of Shares
Share issuances	5,384,000		5,384,000
Total amount (in dollars)
Share issuances (in dollars)			$ 11,883,667
Common Shares | Public offering
Number of Shares
Share issuances	4,025,000	9,093,940	4,025,000
Total amount (in dollars)
Share issuances (in dollars)		$ 9,943,886	$ 8,720,540